Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Edgar Lomax Value Fund
Shareholder Report [Line Items]
Fund Name	Edgar Lomax Value Fund
Class Name	Edgar Lomax Value Fund
Trading Symbol	LOMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Edgar Lomax Value Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.edgarlomax.com/documents. You can also request this information by contacting us at 1-866-205-0524.
Additional Information Phone Number	1-866-205-0524
Additional Information Website	https://www.edgarlomax.com/documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Edgar Lomax Value Fund	$25	0.50%
[1]
Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://www.edgarlomax.com/documents for more recent performance information.
Net Assets	$ 91,296,291
Holdings Count | $ / shares	53
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$91,296,291
Number of Holdings	53
Portfolio Turnover	35%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
CVS Health Corp.	5.1%
Verizon Communications, Inc.	5.0%
Johnson & Johnson	4.4%
Coca-Cola Co.	4.4%
Mondelez International, Inc. - Class A	4.3%
Merck & Co., Inc.	4.1%
AT&T, Inc.	3.9%
Invesco STIT-Treasury Portfolio - Institutional Class	3.6%
International Business Machines Corp.	3.6%
FedEx Corp.	3.4%

Top Sectors	(% of Net Assets)
Manufacturing	44.4%
Finance and Insurance	14.7%
Information	10.2%
Retail Trade	8.3%
Utilities	6.1%
Transportation and Warehousing	6.0%
Mining, Quarrying, and Oil and Gas Extraction	3.6%
Accommodation and Food Services	2.1%
Real Estate and Rental and Leasing	1.0%
Cash & Other	3.6%

Updated Prospectus Web Address	https://www.edgarlomax.com/documents

[1]
*	Annualized